April 14, 2010

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re:	Dreyfus Investment Portfolios
1933 Act File No. 333-47011
1940 Act File No. 811-08673

Dear Sir or Madam:

     On behalf of the above-referenced fund (the “Fund”), transmitted for filing is Post-Effective Amendment No. 31 to the Fund’s Registration Statement on Form N-1A (“Amendment No. 31).

     The filing is made pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to become effective on May 1, 2010. Pursuant to Paragraph (b) (4) of the Rule, we have enclosed a letter from Stroock & Stroock & Lavan LLP, counsel to the Fund.

     This filing reflects certain editorial changes, updated financial information and changes made to comply with staff comments in connection with the review of other funds in the Dreyfus Family of Funds.

     Please address any comments or questions to the undersigned at 212-922-6832.

     Thank you.

Very truly yours,

/s/ Christina Zacharczuk
Christina Zacharczuk
Senior Paralegal